Note 8 - Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

NOTE 8 - RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

The group annuity contract is managed by Empower. Empower is also the third-party administrator and recordkeeper for the Plan and, therefore, these transactions qualify as party-in-interest transactions. Certain Plan investments are shares of collective investment trusts managed by Cota Street Investment Management and, therefore, these transactions qualify as party-in-interest transactions. World Investment Advisors LLC serves as the investment advisor to the Plan and, therefore, these transactions qualify as party-in-interest transactions. Additionally, a portion of the Plan’s assets are investments in the Seneca Foods Corporation Employer Stock Fund. As the Company is the Plan sponsor, transactions involving the Seneca Foods Corporation Employer Stock Fund qualify as party-in-interest transactions.

All of these party-in-interest transactions are exempt from the prohibited transaction rules of ERISA.